Prepayments, Other Receivables and Other Assets - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepayments Other Receivables And Other Assets [Line Items]
Loan receivable non-current unsecured maturity period		3 years
Percentage of default applied to loan receivable		2.67%
Percentage of estimated loss given default		62.52%
Loan receivable current interest free and repayable period	1 year
Impairment of loan receivable	¥ 35,240,000	¥ 3,088,000	¥ 2,875,000
Prepayments Other Receivables and Other Assets
Prepayments Other Receivables And Other Assets [Line Items]
Impairment of loan receivable	¥ 257,000	¥ 806,000